Acquisitions/Divestitures (Divestiture) (Details 6) - Disposal group disposed of by sale, not discontinued operations - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Sep. 10, 2013	Apr. 17, 2012	Dec. 31, 2015	Dec. 31, 2014
Retail Stores Solutions business
Divestitures
Pre-tax gain on sale of business			$ 8
Cumulative pre-tax gain/(loss) on sale of business			519
Ownership retention period		3 years
Customer Care Business Process Outsourcing Services
Divestitures
Transaction price for sale of business	$ 501
Approximate amount of transaction price received in cash	430
Noncash consideration received on sale of business	$ 71
Pre-tax gain on sale of business			7	$ 202
Cumulative pre-tax gain/(loss) on sale of business			$ 209
Customer Care Business Process Outsourcing Services | Maximum
Divestitures
Equity Ownership percent acquired	5.00%